Long-Term Debt	12 Months Ended
Dec. 31, 2020
Long-Term Debt
Long-Term Debt

9.   Long-Term Debt

As of December 31, 2020, and 2019, long-term debt consisted of the following:

	As of December 31,
(in thousands)	2020	2019
Term Loan G	$2,341,000	$2,710,000
7.125% Notes	—	1,560,000
5.750% Notes	1,300,000	—
Senior PIK Notes	—	1,178,727
Senior Convertible PIK Notes	1,300,000	—
Finance lease obligations, non-current	92	101
Long-term debt	4,941,092	5,448,828
Discount – Term Loan G	(3,831)	(6,195)
Premium – 7.125% Notes	—	10,327
Discount – Senior PIK Notes	—	(7,436)
Discount – Senior Convertible PIK Notes	(329,494)	—
Debt issuance costs, net:
Term Loan G	(9,666)	(18,332)
7.125% Notes	—	(21,539)
5.750% Notes	(19,613)	—
Senior PIK Notes	—	(8,531)
Long-term debt, net	$4,578,488	$5,397,122

As of December 31, 2020, the estimated future principal payments due were as follows:

	Payments Due by Period
		Less than			More than
(in thousands)	Total	1 year	1 – 3 years	3 – 5 years	5 years
Term Loan G	$2,341,000	$—	$2,341,000	$—	$—
5.750% Notes	$1,300,000	$—	$—	$—	$1,300,000
Senior Convertible PIK Notes	$1,300,000	$—	$—	$—	$1,300,000
Finance lease obligations, non-current	$199	$107	$92	$—	$—
Total contractual obligations	$4,941,199	$107	$2,341,092	$—	$2,600,000

Term Loan and Revolver

On June 7, 2016, the Company borrowed $3,500.0 million with a group of lenders due and payable on June 7, 2023, Term Loan G and settled all other outstanding term loans at that time.

The Company had a $100.0 million Revolver G in conjunction with Term Loan G. On March 19, 2020 the Company activated $98.0 million of Revolver G as a precautionary measure due to the uncertainty of COVID‑19. The revolver and associated interest was repaid on June 25, 2020. On July 2, 2020 the Company, the administrative agent and the revolving credit lenders agreed to amend the maturity date of Revolver G to June 7, 2023, or September 1, 2022 should the aggregate principal outstanding on the Senior PIK Notes exceed $300 million on September 1, 2022.

On October 29, 2020, the Company entered into an amendment to increase the commitments under Revolver G from $100.0 million to $450.0 million, and the revolving credit facility will require the Company to maintain a maximum first lien secured leverage ratio of 6.75 to 1.00. The Company used the net proceeds from the issuance of senior notes described below, together with $715.0 million of cash on hand, (i) to redeem, satisfy and discharge all of the 7.125% Notes (as defined below) and repay $369.0 million of indebtedness under the Term Loan G and (ii) to pay fees and expenses in connection therewith. As a result of the Term Loan G repayment, and in accordance with GAAP, we wrote off $0.6 million of the term loan discount and $1.6 million of debt issuance costs. These amounts are included in the Loss (gain) on extinguishment of debt in the accompanying consolidated statements of (loss) income and comprehensive (loss) income.

The term loan and revolver are secured by a first priority lien on substantially all of the Company’s tangible and intangible property, including a pledge of all of the capital stock of each of its subsidiaries.

During the year ended December 31, 2020, a correcting adjustment of $2.3 million was made to increase interest expense to account for acceleration of debt issuance cost due to principal prepayments made on the Term Loan G in the years 2017, 2018 and 2019. The adjustment was not material to the current period or historical period financial statements.

Interest on Term Loan G and Revolver G is calculated, at the Company’s option, as (a) LIBOR (or, with respect to the term loan facility only 1.00%, whichever is higher), plus the applicable margin, or (b) the highest rate of (1) prime rate, (2) the federal funds effective rate plus 0.50%,  (3) LIBOR for an interest period of one month plus 1.00% and (4) 2.00% for Term Loan G and 0.00% for Revolver G, in each case plus an applicable margin of 2.00%. The interest rate in effect for Term Loan G was 3.75%,  4.69% and 5.55% as of December 31, 2020, 2019 and 2018, respectively. Term Loan G interest expense was $119.1 million, $144.2 million and $147.9 million for the year ended December 31, 2020, 2019 and 2018, respectively. These amounts are included in the accompanying consolidated statements of (loss) income and comprehensive (loss) income.

For all our debt agreements with an interest rate dependent on LIBOR, the Company is currently assessing and monitoring how transitioning from LIBOR to an alternative reference rate may affect the Company beyond 2023.

The Company is obligated to pay a commitment fee on the average daily unused amount of Revolver G. The annual commitment fee rate was 0.25% at December 31, 2020, 2019 and 2018. The fee can range from an annual rate of 0.25% to 0.50% based on the Company’s leverage ratio, as defined in the agreement. Interest expense, including commitment fees, were $1.9 million, $0.2 million and $0.2 million for the year ended December 31, 2020, 2019 and 2018, respectively. These amounts are included in interest expense in the accompanying consolidated statements of (loss) income and comprehensive (loss) income.

Senior Notes

7.125% Notes

On June 7, 2016 the Company sold 7.125% Notes of $1,100.0 million. The 7.125% Notes were guaranteed on a senior unsecured basis jointly and severally by the Company and its subsidiaries and had a maturity date of June 7, 2024. On November 18, 2016, MultiPlan sold senior subordinated notes of $460.0 million at 103.5% plus accrued interest from June 7, 2016 to November 18, 2016 of $14.7 million. The notes were issued as additional notes under the same indenture governing our $1,100.0 million of 7.125% Notes. The proceeds of the sale were used to make a $385.0 million distribution to our Class A Unit holders and pay related fees and expenses of $6.9 million, and $98.9 million was transferred to the Company’s operating account.

On October 29, 2020, the 7.125% Notes were redeemed in full for a total redemption price of $1,661.3 million, which includes a redemption premium of $55.6 million and accrued interest of $45.7 million. The difference between the redemption price and the net carrying amount of the debt (including the accrued interest for $45.7 million, the unamortized debt issuance costs of $18.0 million and the unamortized debt premium of $8.6 million) was recognized as a loss of $65.0 million included in Loss (gain) on extinguishment of debt in the accompanying consolidated statements of (loss) income and comprehensive (loss) income.

The interest rate on the 7.125% Notes was fixed at 7.125% and was payable semi-annually on June 1 and December 1 of each year. Annual interest expense on the 7.125% Notes was $93.8 million, $111.2 million and $111.2 million for the twelve month period ended December 31, 2020, 2019 and 2018, respectively. These amounts are included in interest expense in the accompanying consolidated statements of (loss) income and comprehensive (loss) income.

5.750% Notes

On October 29, 2020 the Company sold 5.750% Notes of $1,300.0 million. The 5.750% Notes are guaranteed on a senior unsecured basis jointly and severally by the Company and its subsidiaries and have a maturation date of November 1, 2028. The 5.750% Notes were issued at par.

The interest rate on the 5.750% Notes is fixed at 5.750%, and is payable semi-annually on May 1 and November 1 of each year. Interest expense on the 5.750% Notes was $13.4 million for the twelve month period ended December 31, 2020. These amounts are included in the interest expense in the accompanying consolidated statements of (loss) income and comprehensive (loss) income.

Senior PIK Notes

The Company sold Senior PIK Notes of $1,300.0 million on November 21, 2017. The Senior PIK Notes were issued with a 1.0% discount and had a maturity date of December 1, 2022. The net proceeds of the Senior PIK Notes plus $28.6 million of operating cash were used to make distributions of $1,300.0 million to Class A and B unit holders and pay related transaction expenses and debt issuance costs.

During August and September of 2019, the Company repurchased and cancelled $121.3 million of the Senior PIK Notes. The cash repurchase of $101.0 million resulted in the recognition of a gain of $18.5 million as well as a write off of the pro-rata share of debt issue costs of $1.0 million and discount of $0.8 million. The debt issuance costs and discount are included in interest expense in the accompanying consolidated statements of (loss) income and comprehensive (loss) income.

On October 8, 2020, the Senior PIK notes were redeemed in full for a total redemption price of $1,237.6 million, which includes a redemption premium of $23.6 million and accrued interest of $35.3 million. The difference between the redemption price and the net carrying amount of the debt (including the accrued interest for $35.3 million, the unamortized debt issuance costs of $6.5 million and the unamortized debt discount of $5.7 million) was recognized as a loss of $35.7 million included Loss (gain) on extinguishment of debt in the accompanying consolidated statements of (loss) income and comprehensive (loss) income.

The interest rate on the Senior PIK Notes was fixed at 8.5% and was payable semi-annually on June 1 and December 1 of each year. Interest expense on the Senior PIK Notes was $80.9 million, $107.0 million and $110.4 million for the twelve month period ended December 31, 2020, 2019 and 2018, respectively. These amounts are included in the interest expense in the accompanying consolidated statements of (loss) income and comprehensive (loss) income.

Senior Convertible PIK Notes

On October 8, 2020, the company issued and sold $1,300.0 million in aggregate principal amount of Senior Convertible PIK Notes. The Senior Convertible PIK Notes were issued with a 2.5% discount with a maturity date of October 15, 2027. The nature of the notes required management to separate the Senior Convertible PIK Notes into liability and equity components. The carrying amount of the liability was determined by measuring the fair value of a similar debt instrument (including any embedded features other than the conversion option) that does not have an associated convertible feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the principal amount, net of original issue discount of the Senior Convertible PIK Notes.

The Senior Convertible PIK Notes are convertible into shares of Class A common stock based on a $13.00 conversion price, subject to customary anti-dilution adjustments.

The interest rate on the Senior Convertible PIK Notes is fixed at 6% in cash and 7% in kind, and is payable semi-annually on April 15 and October 15 of each year. Interest expense on the Senior Convertible PIK Notes was $26.3 million for the year ended December 31, 2020. These amounts are included in the interest expense in the accompanying consolidated statements of (loss) income and comprehensive (loss) income.

Debt Covenants and Events of Default

The Company is subject to certain affirmative and negative debt covenants under Term Loan G, the 5.750% Notes, the 7.125% Notes and the Senior PIK Notes that limit the Company and its subsidiaries’ ability to engage in specified types of transactions. These covenants limit the Company and its subsidiaries’ ability to, among other things:

•	incur additional indebtedness or issue disqualified or preferred stock;
•	pay certain dividends or make certain distributions on capital stock or repurchase or redeem capital stock;
•	make certain loans, investments or other restricted payments;
•	transfer or sell certain assets;
•	incur certain liens;
•	place restrictions on the ability of its subsidiaries to pay dividends or make other payments to the Company;
•	guarantee indebtedness or incur other contingent obligations;
•

consummate any merger, consolidation or amalgamation, or liquidate, wind up or dissolve itself (or suffer any liquidation or dissolution), or dispose of all or substantially all of its business units, assets or other properties; and

•	engage in transactions with the Company’s affiliates.

Under our debt agreements, a Change of Control is an immediate Event of Default.

In addition, solely with respect to the Revolver G, the Company is required to maintain a consolidated first lien debt to consolidated EBITDA ratio no greater than 6.75 to 1.00. As of December 31, 2020 and 2019 the Company was in compliance with all of the debt covenants.

Debt Issuance Costs

In connection with the issuance of our debt instruments, the Company incurred specific expenses related to raising the debt, including commissions, fees and expenses of investment bankers and underwriters, registration and listing fees, accounting and legal fees pertaining to the financing and other external, incremental expenses paid to advisors that were directly attributable to realizing the proceeds of the debt issues. These costs were capitalized and are being amortized over the term of the related debt using the effective interest method.

The following table is a summary of the cost and accumulated amortization of debt issuances costs as of December 31, 2020 and 2019:

		As of December 31,
		2020		2019
	Amortization		Accumulated		Accumulated
(in thousands)	Period	Cost	Amortization	Cost	Amortization
Term Loan G	84 months	$32,324	$(22,658)	$34,654	$(16,322)
7.125% Notes	96 months	—	—	34,089	(12,550)
5.750% Notes	96 months	19,939	(326)	—	—
Senior PIK Note	60 months	—	—	14,909	(6,378)
Revolver G	84 months	4,722	(1,076)	971	(692)
		$56,985	$(24,060)	$84,623	$(35,942)

These debt issuance costs associated with the Revolver G are included in other assets in the accompanying consolidated balance sheets.